Quarterly Holdings Report

for

Fidelity® MSCI Industrials Index ETF

October 31, 2019

T06-QTLY-1219

1.9584813.105

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
AEROSPACE & DEFENSE – 24.7%
Aerospace & Defense – 24.7%
AAR Corp.	4,954	$206,830
Aerojet Rocketdyne Holdings, Inc. (a)	10,525	454,996
Aerovironment, Inc. (a)	3,163	183,391
Arconic, Inc.	58,895	1,617,846
Astronics Corp. (a)	3,617	104,676
Axon Enterprise, Inc. (a)	8,769	448,359
BWX Technologies, Inc.	14,107	819,617
Cubic Corp.	4,372	322,391
Curtiss-Wright Corp.	6,022	814,475
Ducommun, Inc. (a)	1,605	79,576
General Dynamics Corp.	36,386	6,433,045
HEICO Corp.	6,385	787,526
HEICO Corp. Class A	11,251	1,071,883
Hexcel Corp.	12,556	936,929
Huntington Ingalls Industries, Inc.	6,150	1,387,809
Kratos Defense & Security Solutions, Inc. (a)	13,346	251,972
L3Harris Technologies, Inc.	32,784	6,763,667
Lockheed Martin Corp.	37,718	14,207,616
Mercury Systems, Inc. (a)	8,205	604,380
Moog, Inc. Class A	4,810	402,645
National Presto Industries, Inc.	704	60,607
Northrop Grumman Corp.	23,904	8,425,682
Park Aerospace Corp.	2,712	46,077
Raytheon Co.	41,473	8,800,985
Spirit AeroSystems Holdings, Inc. Class A	15,308	1,252,501
Teledyne Technologies, Inc. (a)	5,375	1,771,600
Textron, Inc.	34,532	1,591,580
The Boeing Co.	79,206	26,922,911
TransDigm Group, Inc.	7,091	3,731,851
Triumph Group, Inc.	7,322	152,078
United Technologies Corp.	121,392	17,429,463
Wesco Aircraft Holdings, Inc. (a)	8,242	90,827

TOTAL AEROSPACE & DEFENSE		108,175,791

AIR FREIGHT & LOGISTICS – 5.2%
Air Freight & Logistics – 5.2%
Air Transport Services Group, Inc. (a)	2,170	45,375
Atlas Air Worldwide Holdings, Inc. (a)	915	20,066
CH Robinson Worldwide, Inc.	20,260	1,532,467
Echo Global Logistics, Inc. (a)	4,191	83,443
Expeditors International of Washington, Inc.	25,511	1,860,772
FedEx Corp.	36,691	5,601,248
Forward Air Corp.	4,230	292,589
Hub Group, Inc. Class A (a)	5,058	231,656
United Parcel Service, Inc. Class B	103,365	11,904,547
XPO Logistics, Inc. (a)	13,607	1,039,575

TOTAL AIR FREIGHT & LOGISTICS		22,611,738

	Shares	Value
AIRLINES – 1.0%
Airlines – 1.0%
Allegiant Travel Co.	599	$100,230
American Airlines Group, Inc.	16,550	497,493
Delta Air Lines, Inc.	24,218	1,333,927
Hawaiian Holdings, Inc.	1,849	52,900
SkyWest, Inc.	1,889	112,490
Southwest Airlines Co.	20,090	1,127,652
Spirit Airlines, Inc. (a)	2,545	95,590
United Airlines Holdings, Inc. (a)	9,752	885,872

TOTAL AIRLINES		4,206,154

BUILDING PRODUCTS – 4.3%
Building Products – 4.3%
AAON, Inc.	6,175	300,475
Advanced Drainage Systems, Inc.	7,339	271,690
Allegion PLC	13,902	1,613,188
American Woodmark Corp. (a)	2,242	222,317
AO Smith Corp.	20,886	1,037,616
Apogee Enterprises, Inc.	3,695	138,710
Armstrong Flooring, Inc. (a)	2,389	14,668
Armstrong World Industries, Inc.	6,894	644,796
Builders FirstSource, Inc. (a)	17,044	385,365
Continental Building Products, Inc. (a)	5,091	152,272
Cornerstone Building Brands, Inc. (a)	10,680	66,750
CSW Industrials, Inc.	2,206	152,699
Fortune Brands Home & Security, Inc.	20,700	1,243,035
Gibraltar Industries, Inc. (a)	4,790	254,972
Griffon Corp.	5,520	117,631
Insteel Industries, Inc.	2,794	53,282
JELD-WEN Holding, Inc. (a)	9,653	164,970
Johnson Controls International PLC	117,978	5,111,987
Lennox International, Inc.	5,223	1,291,961
Masco Corp.	43,540	2,013,725
Masonite International Corp. (a)	3,762	231,024
Owens Corning	16,097	986,424
Patrick Industries, Inc. (a)	3,370	166,512
PGT Innovations, Inc. (a)	8,571	151,364
Quanex Building Products Corp.	4,903	94,579
Resideo Technologies, Inc. (a)	18,324	174,628
Simpson Manufacturing Co., Inc.	5,954	492,039
Trex Co., Inc. (a)	8,693	764,028
Universal Forest Products, Inc.	9,095	458,024

TOTAL BUILDING PRODUCTS		18,770,731

COMMERCIAL SERVICES & SUPPLIES – 7.2%
Commercial Printing – 0.3%
Brady Corp. Class A	7,273	409,761
Cimpress N.V. (a)	3,178	419,877
Deluxe Corp.	6,434	333,474
Ennis, Inc.	3,895	76,303
Quad/Graphics, Inc.	4,722	21,391

2

Common Stocks – continued

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – continued
Commercial Printing – continued
RR Donnelley & Sons Co.	10,482	$45,702

		1,306,508

Diversified Support Services – 2.0%
Cintas Corp.	13,169	3,538,115
Civeo Corp. (a)	19,288	20,445
Copart, Inc. (a)	30,565	2,525,891
Healthcare Services Group, Inc.	11,052	269,227
IAA, Inc. (a)	19,660	750,029
KAR Auction Services, Inc.	19,760	491,234
Matthews International Corp. Class A	4,696	173,658
McGrath RentCorp	3,599	274,640
Mobile Mini, Inc.	6,623	249,157
UniFirst Corp.	2,279	457,714
Viad Corp.	3,036	185,257
VSE Corp.	1,245	47,833

		8,983,200

Environmental & Facilities Services – 4.2%
ABM Industries, Inc.	9,813	357,782
Advanced Disposal Services, Inc. (a)	11,238	368,382
BrightView Holdings, Inc. (a)	4,647	82,717
Casella Waste Systems, Inc. Class A (a)	6,514	283,945
Clean Harbors, Inc. (a)	7,855	647,723
Covanta Holding Corp.	17,607	254,245
Heritage-Crystal Clean, Inc. (a)	2,299	61,015
Republic Services, Inc.	33,360	2,919,334
Rollins, Inc.	21,863	833,199
SP Plus Corp. (a)	3,367	148,720
Stericycle, Inc. (a)	13,596	783,130
Team, Inc. (a)	4,364	79,250
Tetra Tech, Inc.	8,136	711,656
US Ecology, Inc.	3,295	205,048
Waste Connections, Inc.	39,068	3,609,883
Waste Management, Inc.	62,932	7,061,600

		18,407,629

Office Services & Supplies – 0.5%
ACCO Brands Corp.	15,234	139,391
Herman Miller, Inc.	8,712	405,108
HNI Corp.	6,395	243,010
Interface, Inc.	8,858	147,308
Kimball International, Inc. Class B	5,321	108,336
Knoll, Inc.	7,383	197,421
MSA Safety, Inc.	5,450	654,381
Pitney Bowes, Inc.	26,499	116,596
Steelcase, Inc. Class A	13,231	231,146

		2,242,697

Security & Alarm Services – 0.2%
ADT, Inc.	22,301	172,610

	Shares	Value
The Brink’s Co.	7,394	$628,194

		800,804

TOTAL COMMERCIAL SERVICES & SUPPLIES		31,740,838

CONSTRUCTION & ENGINEERING – 1.7%
Construction & Engineering – 1.7%
AECOM (a)	23,327	933,313
Aegion Corp. (a)	4,723	102,347
Ameresco, Inc. Class A (a)	3,206	47,256
Arcosa, Inc.	6,410	246,208
Argan, Inc.	2,056	77,820
Comfort Systems USA, Inc.	5,516	278,062
Construction Partners, Inc. Class A (a)	2,655	45,454
Dycom Industries, Inc. (a)	4,649	211,948
EMCOR Group, Inc.	8,318	729,572
Fluor Corp.	20,797	335,040
Granite Construction, Inc.	6,897	162,355
Great Lakes Dredge & Dock Corp. (a)	8,642	92,901
Jacobs Engineering Group, Inc.	20,263	1,896,212
MasTec, Inc. (a)	9,045	569,292
MYR Group, Inc. (a)	2,501	86,059
NV5 Global, Inc. (a)	1,468	106,327
Primoris Services Corp.	6,358	129,958
Quanta Services, Inc.	21,071	886,036
Tutor Perini Corp. (a)	5,809	89,865
Valmont Industries, Inc.	3,232	443,398
Willscot Corp. (a)	7,995	126,001

TOTAL CONSTRUCTION & ENGINEERING		7,595,424

ELECTRICAL EQUIPMENT – 5.7%
Electrical Components & Equipment – 5.6%
Acuity Brands, Inc.	5,922	739,006
AMETEK, Inc.	33,765	3,094,562
Atkore International Group, Inc. (a)	6,884	238,875
Eaton Corp. PLC	62,716	5,463,191
Emerson Electric Co.	91,085	6,389,613
Encore Wire Corp.	3,073	172,703
EnerSys	6,348	424,427
Generac Holdings, Inc. (a)	9,233	891,723
GrafTech International Ltd.	10,618	128,265
Hubbell, Inc.	8,067	1,143,094
nVent Electric PLC	23,308	537,482
Plug Power, Inc. (a)	36,545	96,844
Powell Industries, Inc.	1,360	53,258
Regal-Beloit Corp.	6,319	467,922
Rockwell Automation, Inc.	17,543	3,017,221
Sensata Technologies Holding PLC (a)	23,919	1,224,414
Sunrun, Inc. (a)	11,096	172,432
Thermon Group Holdings, Inc. (a)	4,768	113,621
Vicor Corp. (a)	2,714	98,654
Vivint Solar, Inc. (a)	6,160	43,182

		24,510,489

3

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
ELECTRICAL EQUIPMENT – continued
Heavy Electrical Equipment – 0.1%
AZZ, Inc.	3,895	$151,087
Bloom Energy Corp. Class A (a)	7,773	23,785
TPI Composites, Inc. (a)	4,066	83,475

		258,347

TOTAL ELECTRICAL EQUIPMENT		24,768,836

INDUSTRIAL CONGLOMERATES – 11.9%
Industrial Conglomerates – 11.9%
3M Co.	85,419	14,093,281
Carlisle Cos., Inc.	8,471	1,289,879
General Electric Co.	1,292,313	12,897,284
Honeywell International, Inc.	107,842	18,627,549
Raven Industries, Inc.	5,353	186,712
Roper Technologies, Inc.	15,392	5,186,488

TOTAL INDUSTRIAL CONGLOMERATES		52,281,193

MACHINERY – 19.6%
Agricultural & Farm Machinery – 2.2%
AGCO Corp.	9,747	747,497
Deere & Co.	44,626	7,771,172
Lindsay Corp.	1,577	148,885
The Toro Co.	15,703	1,211,172
Titan International, Inc.	7,319	19,542

		9,898,268

Construction Machinery & Heavy Trucks – 6.0%
Alamo Group, Inc.	1,478	158,235
Allison Transmission Holdings, Inc.	16,945	738,971
Astec Industries, Inc.	3,188	111,867
Blue Bird Corp. (a)	2,206	43,105
Caterpillar, Inc.	84,745	11,677,861
Cummins, Inc.	22,168	3,823,537
Douglas Dynamics, Inc.	3,337	156,272
Federal Signal Corp.	8,991	291,668
Meritor, Inc. (a)	11,061	243,674
Navistar International Corp. (a)	6,580	205,822
Oshkosh Corp.	10,383	886,500
PACCAR, Inc.	51,339	3,904,844
REV Group, Inc.	4,155	51,688
Spartan Motors, Inc.	5,125	89,534
Terex Corp.	10,553	290,735
The Greenbrier Cos., Inc.	4,755	139,274
The Manitowoc Co., Inc. (a)	5,365	68,457
Trinity Industries, Inc.	16,365	323,700
Wabash National Corp.	8,133	115,977
WABCO Holdings, Inc. (a)	7,603	1,023,516
Wabtec Corp.	27,006	1,873,406

		26,218,643

Industrial Machinery – 11.4%
Actuant Corp. Class A	9,084	225,011
Albany International Corp. Class A	4,306	361,618

	Shares	Value
Altra Industrial Motion Corp.	9,475	$291,830
Barnes Group, Inc.	7,241	423,236
Briggs & Stratton Corp.	6,378	47,006
Chart Industries, Inc. (a)	4,932	289,163
CIRCOR International, Inc. (a)	2,515	96,299
Colfax Corp. (a)	13,018	437,405
Columbus McKinnon Corp.	3,271	122,728
Crane Co.	7,114	544,363
Donaldson Co., Inc.	18,890	996,259
Dover Corp.	21,551	2,238,933
Energy Recovery, Inc. (a)	4,763	44,344
EnPro Industries, Inc.	2,916	202,808
ESCO Technologies, Inc.	3,869	326,892
Evoqua Water Technologies Corp. (a)	11,778	204,584
Flowserve Corp.	19,407	947,838
Fortive Corp.	44,693	3,083,817
Franklin Electric Co., Inc.	5,879	316,584
Gardner Denver Holdings, Inc. (a)	19,463	619,507
Gates Industrial Corp. PLC (a)	8,627	86,270
Graco, Inc.	24,640	1,113,728
Harsco Corp. (a)	11,824	239,672
Helios Technologies, Inc.	4,232	167,714
Hillenbrand, Inc.	9,274	285,546
Hyster-Yale Materials Handling, Inc.	939	47,626
IDEX Corp.	11,230	1,746,602
Illinois Tool Works, Inc.	48,276	8,138,368
Ingersoll-Rand PLC	35,721	4,532,638
ITT, Inc.	13,017	773,861
John Bean Technologies Corp.	4,698	482,813
Kadant, Inc.	1,634	148,367
Kennametal, Inc.	12,176	376,847
Lincoln Electric Holdings, Inc.	8,843	792,068
Lydall, Inc. (a)	2,609	51,058
Milacron Holdings Corp. (a)	10,498	175,527
Mueller Industries, Inc.	7,987	245,760
Mueller Water Products, Inc. Class A	23,280	272,376
NN, Inc.	6,184	44,648
Nordson Corp.	7,651	1,199,753
Omega Flex, Inc.	433	40,204
Parker Hannifin Corp.	19,010	3,488,145
Park-Ohio Holdings Corp.	1,224	37,650
Pentair PLC	24,214	1,004,155
Proto Labs, Inc. (a)	3,785	367,031
RBC Bearings, Inc. (a)	3,689	591,863
Rexnord Corp. (a)	15,526	439,231
Snap-on, Inc.	8,222	1,337,473
SPX Corp. (a)	6,539	297,786
SPX FLOW, Inc. (a)	6,253	283,136
Standex International Corp.	1,868	141,557
Stanley Black & Decker, Inc.	22,455	3,398,115
Tennant Co.	2,585	200,157
The Gorman-Rupp Co.	2,737	101,105

4

Common Stocks – continued

	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
The Middleby Corp. (a)	8,237	$996,265
The Timken Co.	10,155	497,595
Trimas Corp. (a)	6,797	219,679
Watts Water Technologies, Inc. Class A	4,115	383,724
Welbilt, Inc. (a)	19,969	378,612
Woodward, Inc.	8,273	882,398
Xylem, Inc.	26,682	2,046,243

		49,873,591

TOTAL MACHINERY		85,990,502

MARINE – 0.1%
Marine – 0.1%
Genco Shipping & Trading Ltd. (a)	2,423	23,939
Kirby Corp. (a)	2,240	177,319
Matson, Inc.	1,541	58,835

TOTAL MARINE		260,093

PROFESSIONAL SERVICES – 5.1%
Human Resource & Employment Services – 1.0%
ASGN, Inc. (a)	7,846	498,927
Barrett Business Services, Inc.	1,109	97,293
Heidrick & Struggles International, Inc.	2,827	80,456
Insperity, Inc.	5,809	613,605
Kelly Services, Inc. Class A	4,699	112,823
Kforce, Inc.	3,357	137,335
Korn Ferry	8,357	306,618
ManpowerGroup, Inc.	8,848	804,460
Robert Half International, Inc.	17,544	1,004,745
TriNet Group, Inc. (a)	6,765	358,477
TrueBlue, Inc. (a)	5,951	136,278
Upwork, Inc. (a)	7,866	118,305

		4,269,322

Research & Consulting Services – 4.1%
CBIZ, Inc. (a)	7,662	209,709
CoStar Group, Inc. (a)	5,415	2,975,651
Equifax, Inc.	17,910	2,448,476
Exponent, Inc.	7,698	489,054
Forrester Research, Inc.	1,621	55,892
FTI Consulting, Inc. (a)	5,635	613,482
Huron Consulting Group, Inc. (a)	3,390	224,215
ICF International, Inc.	2,765	236,933
IHS Markit Ltd. (a)	56,263	3,939,535
Mistras Group, Inc. (a)	2,729	42,300
Nielsen Holdings PLC	52,590	1,060,214
Resources Connection, Inc.	4,444	65,105
TransUnion	27,769	2,294,275
Verisk Analytics, Inc.	23,036	3,333,309

	Shares	Value
Willdan Group, Inc. (a)	1,544	$46,783

		18,034,933

TOTAL PROFESSIONAL SERVICES		22,304,255

ROAD & RAIL – 10.0%
Railroads – 8.1%
CSX Corp.	113,912	8,004,596
Genesee & Wyoming, Inc. Class A (a)	8,362	928,433
Kansas City Southern	14,917	2,100,015
Norfolk Southern Corp.	39,413	7,173,166
Union Pacific Corp.	104,893	17,355,596

		35,561,806

Trucking – 1.9%
AMERCO	1,305	528,577
ArcBest Corp.	3,798	109,724
Avis Budget Group, Inc. (a)	9,511	282,572
Covenant Transportation Group, Inc. Class A (a)	1,856	28,527
Daseke, Inc. (a)	6,577	17,692
Heartland Express, Inc.	6,772	141,535
Hertz Global Holdings, Inc. (a)	12,514	169,064
JB Hunt Transport Services, Inc.	12,874	1,513,467
Knight-Swift Transportation Holdings, Inc.	19,211	700,433
Landstar System, Inc.	5,957	674,035
Marten Transport Ltd.	6,046	130,956
Old Dominion Freight Line, Inc.	9,609	1,749,607
Ryder System, Inc.	7,932	385,733
Saia, Inc. (a)	3,850	343,420
Schneider National, Inc. Class B	7,676	175,550
Uber Technologies, Inc. (a)	27,446	864,549
Universal Logistics Holdings, Inc.	1,272	23,984
Werner Enterprises, Inc.	6,786	247,689
YRC Worldwide, Inc. (a)	4,819	16,144

		8,103,258

TOTAL ROAD & RAIL		43,665,064

TRADING COMPANIES & DISTRIBUTORS – 3.3%
Trading Companies & Distributors – 3.3%
Air Lease Corp.	15,651	688,331
Aircastle Ltd.	8,381	228,131
Applied Industrial Technologies, Inc.	5,749	344,020
Beacon Roofing Supply, Inc. (a)	10,158	315,304
BMC Stock Holdings, Inc. (a)	9,900	267,201
CAI International, Inc. (a)	2,519	59,877
DXP Enterprises, Inc. (a)	2,489	85,920
Fastenal Co.	84,828	3,048,718
Foundation Building Materials, Inc. (a)	3,182	59,153
GATX Corp.	5,120	407,296
GMS, Inc. (a)	6,198	185,692
H&E Equipment Services, Inc.	4,724	160,333
HD Supply Holdings, Inc. (a)	25,269	999,136
Herc Holdings, Inc. (a)	3,148	139,331

5

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – continued
Trading Companies & Distributors – continued
Kaman Corp.	3,702	$217,196
MRC Global, Inc. (a)	12,358	140,387
MSC Industrial Direct Co., Inc. Class A	6,656	487,286
NOW, Inc. (a)	16,133	170,042
Rush Enterprises, Inc. Class A	4,164	181,925
Rush Enterprises, Inc. Class B	542	23,263
SiteOne Landscape Supply, Inc. (a)	5,748	506,169
Systemax, Inc.	2,037	44,081
Titan Machinery, Inc. (a)	2,808	46,613
Triton International Ltd.	7,930	291,031
United Rentals, Inc. (a)	11,634	1,553,953
Univar, Inc. (a)	20,142	432,247
Veritiv Corp. (a)	1,900	25,916
Watsco, Inc.	4,778	842,361
WESCO International, Inc. (a)	6,331	317,500
WW Grainger, Inc.	6,989	2,158,483

TOTAL TRADING COMPANIES & DISTRIBUTORS		14,426,896

TRANSPORTATION INFRASTRUCTURE – 0.1%
Airport Services – 0.1%
Macquarie Infrastructure Corp.	11,508	496,455

TOTAL COMMON STOCKS (Cost $434,844,723)		437,293,970

Money Market Fund – 0.0%

	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.68% (b) (Cost $254,000)	254,000	$254,000

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $435,098,723)		437,547,970

NET OTHER ASSETS (LIABILITIES) – 0.1%		323,844

NET ASSETS – 100.0%		$437,871,814

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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